[LOGO]  Rodney                         Rodney Square North
        Square                         1100 North Market Street
        Management                     Wilmington
        Corporation                    Delaware 19890-0001


                                        Rule 497(j)
                                        File No. 33-87298
                                        File No. 811-8902

                                        February 5, 1997

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  1838 Investment Advisors Funds
               Post-Effective Amendment No. 2 to
               Registration Statement on Form N-1A
               File No. 33-87298
               File No. 811-8902
               CIK No. 0000933996

Ladies and Gentlemen:

      On behalf of the 1838 Investment Advisors Funds (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of: (i) the 1838 International Equity Fund Prospectus; (ii) the 1838 Small Cap Fund Prospectus; and (iii) Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-1A as filed electronically on January 31, 1997.

      All questions and comments should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North
Market  Street, Wilmington, Delaware 19890-0001, phone number:  (302)  651-
1553.


                                        Sincerely,

                                        /s/ Laurie Brooks

                                        Laurie V. Brooks
                                        Senior Fund Administrator

LVB\

cc:  Anna M. Bencrowsky - 1838 Investment Advisors Funds
     Joseph V. Del Raso, Esq. - Stradley, Ronon, Stevens & Young LLP